Financial Liabilities - Breakdown of Financial Liabilities (Details) - Telefonica, S.A. - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Total carrying amount	€ 50,420	€ 52,364
Total fair value	56,082	56,867
Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	4	59
Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	4,859	2,823
Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	1,208	961
Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	3,655	1,921
Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	45,557	49,482
Issues
Disclosure of financial liabilities [line items]
Total carrying amount	41,022	44,994
Total fair value	46,624	49,474
Issues | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	41,022	44,994
Loans and other payables
Disclosure of financial liabilities [line items]
Total carrying amount	4,535	4,488
Total fair value	4,595	4,511
Loans and other payables | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	4,535	4,488
Derivative instruments
Disclosure of financial liabilities [line items]
Total carrying amount	4,863	2,882
Total fair value	4,863	2,882
Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	4	59
Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	4,859	2,823
Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	1,208	961
Derivative instruments | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	3,655	1,921
Derivative instruments | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	€ 0	€ 0